Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
11.	Selected Quarterly Financial Data (Unaudited)

The following table provides the selected quarterly financial data for 2018 and 2017. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented.

	Three months ended
	December 31, 2018	September 30, 2018	June 30, 2018	March 31, 2018
	(in thousands, except per share data)
Revenue	$9,145	$6,503	$7,109	$4,920
Loss from operations	$(19,017)	$(16,815)	$(12,231)	$(9,225)
Net loss	$(17,373)	$(15,317)	$(11,121)	$(8,437)
Net loss per share, basic and diluted	$(1.48)	$(1.34)	$(1.00)	$(0.78)

	Three months ended
	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
	(in thousands, except per share data)
Revenue	$3,059	$153	$280	$243
Loss from operations	$(9,807)	$(10,091)	$(7,286)	$(5,495)
Net loss	$(9,778)	$(10,033)	$(7,226)	$(5,443)
Net loss per share, basic and diluted	$(0.94)	$(1.10)	$(0.83)	$(0.66)